Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current Trade And Other Receivables	$ 30,427,894	$ 44,376,921
Trade And Other Receivables	22,753,339	28,279,049
Trade Receivables-CAMMESA
Statement [Line Items]
Non-current Trade And Other Receivables	30,045,173	44,102,568
Trade And Other Receivables	16,329,176	21,166,212
Guarantee Deposits
Statement [Line Items]
Non-current Trade And Other Receivables	43	65
Receivables from Shareholders
Statement [Line Items]
Non-current Trade And Other Receivables	382,678	274,288
Trade Receivables-YPF SA and Energia Electrica SA
Statement [Line Items]
Trade And Other Receivables	267,828	399,466
Trade Receivables-Large users
Statement [Line Items]
Trade And Other Receivables	1,387,877	1,770,049
Receivables from Associates and Other Related Parties
Statement [Line Items]
Trade And Other Receivables	50	72
Other Receivables
Statement [Line Items]
Trade And Other Receivables	4,783,204	4,964,181
Subtotal
Statement [Line Items]
Trade And Other Receivables	22,768,135	28,299,980
Allowance for Doubtful Accounts
Statement [Line Items]
Trade And Other Receivables	$ (14,796)	$ (20,931)